Montgomery, McCracken, Walker & Rhoads, llp attorneys at law

Don E. Felice Admitted in Pennsylvania, New Jersey	123 South Broad Street Avenue of the Arts Philadelphia, PA 19109-1029 215-772-1500 Fax 215-772-7620	Direct Dial (215) 772-7385 dfelice@mmwr.com

August 31, 2009

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	INDUSTRY LEADERS FUND (“Registrant”)
Post-Effective Amendment No. 19
File No. 333-62893
File No. 811-09150

Ladies & Gentlemen:

On behalf of the above-referenced Registrant, please find enclosed for filing Post-Effective Amendment No. 19 to the Registrant’s Registration Statement.  This filing is being made pursuant to Rule 485(a) under the Securities Act of 1933 in order to include information on the Trust’s new service providers.

Please do not hesitate to contact the undersigned, counsel to the Registrant, with any questions or comments relating to this filing.

Very truly yours,

Don E. Felice

cc:                                 Gerald P. Sullivan

•     Philadelphia, PA     •     Cherry Hill, NJ     •     Wilmington, DE     •     Berwyn, PA     •     West Chester, PA     •

A LIMITED LIABILITY PARTNERSHIP FORMED IN PENNSYLVANIA

LOUIS A. PETRONI – NEW JERSEY RESPONSIBLE PARTNER